Share Capital - Movement of Common Shares (Detail) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of changes in share capital [Line Items]
Shares withdrawn	€ 0		€ (4)
Aegon Ltd. [member]
Disclosure of changes in share capital [Line Items]
Shares withdrawn		€ 0
Common shares [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	218	253	253
Ending balance	€ 198	€ 218	€ 253
Common shares [member] | Aegon Ltd. [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	1,814,727	2,109,430
Shares withdrawn	(161,929)	(294,703)
Ending balance	1,652,797	1,814,727	2,109,430
Beginning balance	€ 218	€ 253
Shares withdrawn	(19)	(35)
Ending balance	198	218	€ 253
Common share B [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	47	66	68
Ending balance	€ 42	€ 47	€ 66
Common share B [member] | Aegon Ltd. [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	389,759	546,196
Shares withdrawn	(36,371)	(156,437)
Ending balance	353,388	389,759	546,196
Beginning balance	€ 47	€ 66
Shares withdrawn	(4)	(19)
Ending balance	€ 42	€ 47	€ 66